Offerings	Sep. 24, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Fee Rate	0.01531%
Offering Note	(a) An indeterminate number or amount of the securities of each identified class of securities is being registered as may be issued from time to time at indeterminate prices. There is also being registered hereunder an indeterminate number of securities as may be issuable upon exercise, conversion or exchange for, as the case may be, any other securities registered hereby. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion, or exchange of convertible or exchangeable securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers any additional securities that may be offered in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. (b) In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	See Offering Note 1 (a) and 1 (b).